ORGANIZATION AND NATURE OF OPERATIONS (Details)								1 Months Ended		10 Months Ended		12 Months Ended
	Sep. 11, 2025	Jul. 10, 2025	Jul. 09, 2025	May 19, 2021	Apr. 26, 2021	Oct. 23, 2018	Sep. 25, 2017	Aug. 31, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 12, 2024 CNY (¥)	Dec. 12, 2024 USD ($)	Feb. 22, 2024 USD ($)	Oct. 10, 2023 USD ($)	Oct. 16, 2017 CNY (¥)	May 23, 2017 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of right to absorb net income under the agreement		95.00%
Percentage of right to absorb net loss under the agreement		100.00%
Variable interest entity, terms of arrangements		the Company has the right to absorb 95% of the net income or 100% of the net losses of these domestic companies for accounting purposes	the Company has the right to absorb 95% of net interest or 100% of net loss of those Domestic Companies for accounting purposes.
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage										49.00%		49.00%		49.00%
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage										51.00%		51.00%		51.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage						10.00%
Hebei Mashiji New Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Ownership percentage	70.00%							70.00%	70.00%	19.00%		19.00%		19.00%	70.00%
Investment interest												¥ 1,900,000	$ 280,025
Percentage of equity interest retained post transfer	19
Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Paid in capital | ¥										¥ 200,000		200,000
Gan Su BHD Environmental Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥																					¥ 50,000,000
Paid in capital										¥ 27,495,000		¥ 27,495,000		$ 4,052,262
Gan Su BHD Environmental Technology Co., Ltd | Beijing Bhd Petroleum Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred				3.60%	15.40%		2.00%
Gan Su BHD Environmental Technology Co., Ltd | Nanjing Recon
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held by parent										51.00%		51.00%		51.00%
Percentage of equity interest transferred				15.40%
Ownership interest held by noncontrolling owner										19.00%		19.00%		19.00%
Qing Hai BHD New Energy Technology Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital | ¥																				¥ 50,000,000
Paid in capital										¥ 4,200,000		¥ 4,200,000		$ 619,003
Equity interest of ownership percentage						55.00%						75.00%	75.00%
Hebei Mashiji New Technology Co Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Capital																¥ 10,000,000	$ 1,500,000
Investment interest								¥ 1,200,000	$ 176,858	¥ 700,000	$ 103,167	¥ 1,900,000	$ 280,025
Hebei Mashiji New Technology Co Ltd | Non-related investor
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of equity interest transferred	51.00%
Shandong Recon Renewable Resources Technology Co., Ltd | Recon-IN
ORGANIZATION AND NATURE OF OPERATIONS
Capital																			$ 30,000,000
Paid in capital														14,200,000
Guangxi Recon Renewable Resources Technology Co., Ltd | Recon-IN
ORGANIZATION AND NATURE OF OPERATIONS
Capital																		$ 30,000,000
Paid in capital														$ 1,000,000